Note P - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	$ 16,500
Income Tax Reconciliation, State and Local Income Taxes	10,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		$ 44,800,000